Nature of Operations and Going Concern (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Nature of Operations and Going Concern [Abstract]
Working capital deficit	$ 61,191,757		$ 5,144,229
Cash	60,311,712	$ 26,373,925	91,234,090	$ 15,931,525
Accumulated deficit	(107,720,782)		$ (100,101,884)
Comprehensive loss	$ (10,071,903)	$ 30,797,052